EVENTS SUBSEQUENT TO DECEMBER 31, 2019 (Details)				12 Months Ended
	Feb. 24, 2020 USD ($)	Feb. 23, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 tranche	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Option	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted					11,850,000	11,850,000	6,005,000	6,005,000
Estimated fair value of the options on the grant date					$ 4,671,000	$ 4,671,000	$ 1,692,000	$ 1,692,000
HCR Collateral Management, LLC ("HCRM") term loan facility | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Conditional borrowing capacity		$ 35,000,000
Borrowings		30,000,000
Number of additional borrowings tranches | tranche				2
HCR Collateral Management, LLC ("HCRM") term loan facility | AstraZeneca AB | Forecast | Movantik
Disclosure of non-adjusting events after reporting period [line items]
Conditional borrowing capacity		50,000,000
Entry into credit agreement | HCR Collateral Management, LLC ("HCRM") term loan facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity		115,000,000
Future cash liquidity requirement		$ 23,000,000
Borrowings, term		6 years
Entry into license agreement | AstraZeneca AB | Movantik
Disclosure of non-adjusting events after reporting period [line items]
Up-front payment for license agreement		$ 52,500,000
Up-front payment for license agreement due within 18 months of agreement		$ 15,000,000
Number of months within which second license agreement payment is due		18 months
American Depository Shares | Stock Options | Employees | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted	52,500		98,000
Estimated fair value of the options on the grant date	$ 200,000		$ 300,000